Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss	$ (195,392)	$ (7,015)	$ (16,301)
(Income) loss from discontinued operations	38,417	(2,516)	952
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation and amortization	13,790	11,828	13,081
Change in fair value of redeemable preferred stock warrants	0	(3,550)	1,495
Stock-based compensation expense	10,030	22,976	2,179
Deferred tax liability	(5,204)	1,568	1,984
Impairment charges	140,523	0	5,806
Other non-cash adjustments	1,436	751	(112)
Changes in operating assets and liabilities, net of effect of business acquisition
Accounts receivable	(9,723)	(6,072)	20,026
Prepaid expenses and other assets	2,763	(3,247)	3,519
Other long-term assets	(148)	1,769	(1,905)
Accounts payable and accrued expenses	5,538	11,084	(92)
Deferred revenue	410	(10,907)	2,459
Net cash provided by operating activities - continuing operations	2,440	16,669	33,091
Net cash provided by (used in) operating activities - discontinued operations	(18,215)	(9,582)	10
Net cash provided by (used in) operating activities	(15,775)	7,087	33,101
Cash flows from investing activities
Purchase of property and equipment	(4,051)	(7,700)	(4,527)
Capitalization of software development costs	(2,150)	(1,159)	0
Acquisition of assets held for sale	0	0	(1,301)
Payments for business acquisition	(48,858)	0	0
Proceeds from sale of discontinued operations	0	0	300
Maturity of held-to-maturity investments	0	0	5,425
Proceeds of assets held for sale	0	1,199	874
Net cash provided by (used in) investing activities - continuing operations	(55,059)	(7,660)	771
Net cash used in investing activities - discontinued operations	(10,951)	(8,561)	(363)
Net cash provided by (used in) investing activities	(66,010)	(16,221)	408
Cash flows from financing activities
Net proceeds from sale of common stock	0	48,950	0
Proceeds from debt facilities	29,967	0	0
Repayments of debt facilities	(10,000)	0	(9,875)
Cash paid for tax withholdings on restricted stock	(3,359)	0	0
Proceeds from exercise of common stock options	199	1,708	17
Restricted short-term investments	(99)	1,040	(425)
Prepaid offering costs	(60)	0	(423)
Repurchase of outstanding common stock	0	0	(1,250)
Other financing activity	379	0	0
Net cash provided by (used in) financing activities - continuing operations	17,027	51,698	(11,956)
Effect of exchange rate changes on cash and cash equivalents	(536)	10	93
Net increase (decrease) in cash and cash equivalents	(65,294)	42,574	21,646
Cash and cash equivalents at beginning of period	78,519	35,945	14,299
Cash reclassified to assets held for sale	(159)	0	0
Cash and cash equivalents at end of period	13,066	78,519	35,945
Supplemental schedule of cash flow information:
Common stock issued in business acquisition	43,354	0	0
Conversion of redeemable preferred stock to common stock	$ 49,863	$ 380,523	$ 0